Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Prepaid expenses	4,548	4,498
Advance to employees	615	696
Rental and other deposits	291	653
Interest receivable	530	14,411
Receivable from a broker for exercise of employee stock options	2,718	807
Deposit for non-current assets (Note 9)	—	8,037
Others	524	2,656

	9,226	31,758